Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Earnings per share [abstract]
Profit attributable to ordinary shareholders	£ 2,145	£ 2,361	£ 2,572
Weighted-average number of ordinary shares in issue – basic (in shares)	63,453	63,718	66,226
Adjustment for share options and awards (in shares)	600	716	882
Weighted-average number of ordinary shares in issue – diluted (in shares)	64,053	64,434	67,108
Basic earnings per share (in GBP per share)	£ 0.034	£ 0.037	£ 0.039
Diluted earnings per share (in GBP per share)	£ 0.033	£ 0.037	£ 0.038